Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 16,812	$ 28,426
Inventories, net	24,840	24,725
Prepaid catalog costs	1,012	1,096
Other current assets	4,882	3,160
Assets held for sale	6,809	7,623
TOTAL CURRENT ASSETS	54,355	65,030
PROPERTY AND EQUIPMENT, NET	36,107	42,588
GOODWILL		4,462
INTANGIBLE ASSETS, NET	2,419	2,419
OTHER ASSETS	921	837
ASSETS HELD FOR SALE	690
TOTAL ASSETS	94,492	115,336
CURRENT LIABILITIES:
Accounts payable	26,782	20,286
Accrued expenses and other current liabilities	11,168	15,466
Income taxes payable	623	736
Liabilities held for sale	5,166	5,194
TOTAL CURRENT LIABILITIES	43,739	41,682
DEFERRED CREDITS AND OTHER LONG-TERM LIABILITIES	9,500	11,545
TOTAL LIABILITIES	53,239	53,227
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred Stock, $.001 par value; 25,000,000 shares authorized, none issued
Common Stock, $.001 par value; 100,000,000 shares authorized; 31,939,615 and 31,726,645 shares issued and outstanding, respectively	32	32
Additional paid-in capital	99,942	99,244
Accumulated deficit	(58,721)	(37,167)
TOTAL STOCKHOLDERS' EQUITY	41,253	62,109
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 94,492	$ 115,336